Leases	12 Months Ended
Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Lessee Operating Leases [Line Items]
Leases
9. Leases
The Company has operating leases primarily for office space, studio facilities, and other equipment. The Company’s leases have remaining lease terms of up to approximately 7 years.
The following disclosures are based on leases whereby the Company has a contract for which the leased asset and lease liability is recognized on the Company’s combined balance sheets and reflect leases related to the Studio Business’s operations and Lionsgate corporate leases. The amounts presented are not necessarily indicative of future lease arrangements and do not necessarily reflect the results that the Company would have experienced as a standalone company for the periods presented.
The components of lease cost were as follows:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Operating lease cost (1)	$35.3	$42.1	$34.6
Short-term lease cost (2)	145.0	233.1	129.5
Variable lease cost (3)	2.8	1.3	2.5

Total lease cost	$183.1	$276.5	$166.6

(1)
Operating lease cost amounts primarily represent the amortization of right-of-use
assets and are included in the “other amortization” line of the combined statements of cash flows. Amounts include costs capitalized during the period for leased assets used in the production of film and television programs.

(2)	Short-term lease cost primarily consists of leases of facilities and equipment associated with film and television productions and are capitalized when incurred.
(3)	Variable lease cost primarily consists of insurance, taxes, maintenance and other operating costs.
Supplemental balance sheet information related to leases was as follows:

Category	Balance Sheet Location	March 31, 2023	March 31, 2022

Operating Leases		(Amounts in millions)
Right-of-use assets	Other assets—non-current	$116.8	$126.0

Lease liabilities (current)	Other accrued liabilities	$37.7	$31.4
Lease liabilities (non-current)	Other liabilities—non-current	96.4	112.7

		$134.1	$144.1

	March 31, 2023	March 31, 2022
Weighted average remaining lease term (in years):
Operating leases	4.3	3.6
Weighted average discount rate:
Operating leases	3.65%	2.42%

The expected future payments relating to the Company’s lease liabilities at March 31, 2023 are as follows:

Operating Leases
(Amounts in millions)
Year ending March 31,
2024	$41.7
2025	32.4
2026	24.6
2027	17.1
2028	16.2
Thereafter	13.3

Total lease payments	145.3
Less imputed interest	(11.2)

Total	$134.1

As of March 31, 2023, the Company has entered into certain leases that have not yet commenced primarily related to studio facilities, certain of which are owned by an equity-method investee, for which construction related to those leases has not yet been completed. The leases are for terms up to 10.5 years, commencing upon completion of construction (currently expected to be ranging from calendar years 2023 to 2025). The leases include an option to terminate the leases prior to expiration of lease year seven, and an option to extend the initial term for an additional 10 years. The total minimum lease payments under these leases in aggregate are approximately $254.1 million. See Note 20 for further information related to leases with equity-method investees.